Loans and advances to customers (Tables)	12 Months Ended
Dec. 31, 2017
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Summary of Loans and Advances to Customers

Loans and advances to customers by type
	Netherlands[1]		International[1]		Total
	2017	2016	2017	2016	2017	2016
Loans to, or guaranteed by, public authorities	26,975	27,746	19,397	18,634	46,372	46,380
Loans secured by mortgages	119,457	124,001	204,502	194,706	323,959	318,707
Loans guaranteed by credit institutions	257	201	1,722	944	1,979	1,145
Personal lending	3,162	3,236	20,074	18,722	23,236	21,958
Asset backed securities			2,209	3,380	2,209	3,380
Corporate loans	38,208	39,670	140,461	134,092	178,669	173,762

	188,059	194,854	388,365	370,478	576,424	565,332
Loan loss provisions	–1,693	–2,349	–2,822	–2,829	–4,515	–5,178

	186,366	192,505	385,543	367,649	571,909	560,154

1	In 2017, Loans and advances to customers by type as at 31 December 2016 have been restated to conform to current year presentation.

Summary of Loans and Advances to Customers by Subordination

Loans and advances to customers by subordination
	2017	2016
Non-subordinated	571,429	558,857
Subordinated	480	1,297

	571,909	560,154

DisclosureOfLoansAndAdvancesToCustomersBySubordinationExplanatory

Finance lease receivables
	2017	2016
Maturities of gross investment in finance lease receivables
– within 1 year	2,729	2,492
– more than 1 year but less than 5 years	6,215	6,282
– more than 5 years	2,897	3,114

	11,841	11,888
Unearned future finance income on finance leases	–1,082	–1,254

Net investment in finance leases	10,759	10,634
Maturities of net investment in finance lease receivables
– within 1 year	2,474	2,210
– more than 1 year but less than 5 years	5,652	5,635
– more than 5 years	2,633	2,789

	10,759	10,634
Included in Loans and advances to banks	65	88
Included in Loans and advances to customers	10,694	10,546

	10,759	10,634

Summary of Loan Loss Provisions

Loan loss provisions by type
	Netherlands		International		Total
	2017	2016	2017	2016	2017	2016
Loans to, or guaranteed by, public authorities			3	7	3	7
Loans secured by mortgages	347	550	526	638	873	1,188
Loans guaranteed by credit institutions	2	2	7	12	9	14
Personal lending	118	122	746	620	864	742
Asset backed securities			9	2	9	2
Corporate loans and Credit Facilities	1,268	1,738	1,602	1,617	2,870	3,355

	1,735	2,412	2,893	2,896	4,628	5,308
The closing balance is included in
– Loans and advances to banks	1		7	11	8	11
– Loans and advances to customers	1,693	2,349	2,822	2,829	4,515	5,178
– Other provisions other	41	63	64	56	105	119

	1,735	2,412	2,893	2,896	4,628	5,308

Summary of Changes in Loan Loss Provisions

Changes in loan loss provisions
	2017	2016
Opening balance	5,308	5,786
Write-offs	–1,279	–1,494
Recoveries	59	94
Increase in loan loss provisions	676	974
Exchange rate differences	–136	–55
Changes in the composition of the group and other changes		3

Closing balance	4,628	5,308